Operating Lease	6 Months Ended
Jun. 30, 2025
Operating Lease [Abstract]
OPERATING LEASE

6. OPERATING LEASE

As of June 30, 2025, the Company leases office spaces in the PRC under non-cancelable operating leases, with terms of 48 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss). The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss).

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the condensed consolidated balance sheets.

	June 30, 2025	December 31, 2024

Right of use assets	$6,882	$13,599

Operating lease liabilities, current	$2,362	$9,163

Total operating lease liabilities	$2,362	$9,163

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2025	2024
Operating cash flows used in operating leases	$12,558	$12,120
Weighted average remaining lease term (years)	0.54	0.60
Weighted average discount rate	4.75%	4.75%

For the six months ended June 30, 2025 and 2024, operating lease expenses were $12,558 and $12,120, respectively.